Shareholder Report, Line Graph (Details) 191530_Roundhill Acquirers Deep Value ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Acquirers Small and Micro Deep Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Acquirers Small and Micro Deep Value ETF NAV
Accumulated Value	$ 18,226	$ 17,872	$ 16,476	$ 14,954	$ 16,728	$ 10,815	$ 12,424	$ 15,013	$ 11,743	$ 10,000	$ 22,412
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	34,718	29,960	23,566	20,325	22,895	17,455	14,315	13,909	11,623	10,000	$ 41,793
Deep Value-Acquirers Deep Value Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Deep Value-Acquirers Deep Value Blended Index
Accumulated Value	19,350	18,981	17,316	15,551	17,263	11,047	12,625	15,194	11,819	10,000	$ 24,070
S&P 600 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 600 (TR)
Accumulated Value	$ 21,945	$ 21,202	$ 18,073	$ 17,125	$ 19,488	$ 12,657	$ 12,727	$ 14,983	$ 11,311	$ 10,000	$ 27,229